AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 23, 2012.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 44	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 45	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Alan P. Goldberg
Wheaton, IL 60187	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on August 19, 2012 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 44 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating August 19, 2012 as the new effective date for Post-Effective Amendment No. 34 to the Trust’s Registration Statement, which was filed on April 20, 2012 pursuant to Rule 485(a) under the Securities Act.  This Amendment relates solely to PowerShares Global Macro Portfolio, PowerShares Emerging Markets Equity Allocation Portfolio, PowerShares Crude Oil Allocation Portfolio, PowerShares Gold Allocation Portfolio and PowerShares Absolute Return Allocation Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 34 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 23rd day of July, 2012.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	July 23, 2012
Andrew Schlossberg

/s/ Sheri Morris	Treasurer	July 23, 2012
Sheri Morris

/s/ Anna Paglia	Secretary	July 23, 2012
Anna Paglia

*/s/ H. Bruce Bond	Trustee	July 23, 2012
H. Bruce Bond

*/s/ Ronn R. Bagge	Trustee	July 23, 2012
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	July 23, 2012
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	July 23, 2012
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	July 23, 2012
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	July 23, 2012
Philip M. Nussbaum

*/s/ Donald H. Wilson	Chairman and Trustee	July 23, 2012
Donald H. Wilson

*By: /s/ Anna Paglia		July 23, 2012
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment No. 27 and incorporated by reference herein.